Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Shareholders' Equity [Abstract]
Summary of fair value of options granted
	As of December 31,
	2017	2016

Exercise price	$0.53-$1.7	$0.08
Expected volatility	38%-88%	70%
Risk-free interest	0.17%-0.43%	0.43%
Expected life of up to (years)	2.32-3.33	2.5

Summary of option activity

	Number of Options	Weighted average exercise price	Weighted Average remaining contractual term (in years)
Outstanding at January 1, 2017 (a)	1,794,205	$0.08
Granted (b)	9,075,000	$0.84
Exercised	(227,251)	$0.54
Forfeited	(100,000)	$0.54
Outstanding at December 31, 2017	10,541,954	$0.69	2.3
Exercisable at December 31, 2017	3,870,613	$0.50	2.0

(a)	On April 17, 2016, the Company granted to its Chief Financial Officer options to purchase an aggregate of 1,794,205 Ordinary Shares at an exercise price of $0.08 per share. The options vest over 10 quarters until fully vested on June 30, 2018. The Company recorded in its 2017 and 2016 statement of operations expenses of USD 346 each year in respect of such grant, included in general and administrative expenses.

(b)	Options Granted during 2017

On January 26, 2017, the Company granted to three members of its Board of directors options to purchase an aggregate of 300,000 Ordinary Shares, each, at an exercise price of NIS 1.95 (approximately $0.52 per share at the grant date). The options vest over 12 quarters until fully vested on September 30, 2019. The company recorded in its statement of operations an expense of USD 56 in respect of such grant, included in general and administrative expenses.

On May 4, 2017, the Company granted to its Chief Executive Officer options to purchase an aggregate of 2,000,000 Ordinary Shares at an exercise price NIS 2.31 (approximately $0.64 per share at the date grant). The options vest over 12 quarters until fully vested on December 31, 2019. The company recorded in its statement of operations an expense of USD 459 in respect of such grant, included in general and administrative expenses.

On May 4, 2017, the Company granted to three of its senior officers options to purchase an aggregate of 700,000 Ordinary Shares, each, at an exercise price NIS 1.95 (approximately $0.52 per share at the date grant). The options vest over 12 quarters until fully vested on December 31, 2019. The company recorded in its statement of operations an expense of USD 177 and USD 438, in respect of such grant, included in Research and Development expenses and Marketing and Sales, respectively.

On August 27, 2017, the Company granted to four members of its board of directors options to purchase an aggregate of 300,000 Ordinary Shares, each, at an exercise price of NIS 6.13 (approximately $1.7 per share at the grant date). The options vest over 12 quarters until fully vested on September 30, 2019 for two of the directors and on July 16, 2020 for the other. The company recorded in its statement of operations an expense of USD 107 in respect of such grant, included in general and administrative expenses.

On November 30, 2017, the Company granted to its Chief Operating Officer options to purchase an aggregate of 700,000 Ordinary Shares at an exercise price NIS 3.78 (approximately $1.08 per share at the date grant). The options vest over 12 quarters until fully vested on September 30, 2020. The company recorded in its statement of operations an expense of USD 24 in respect of such grant, included in in Research and Development expenses.

During 2017, the Company granted to its employee’s options to purchase an aggregate of 2,175,000 Ordinary Shares at an average exercise price of $0.96 per share. The options vest over 12 quarters until fully vested. The Company recorded in its statement of operations an expense of USD 279 in respect of such grants.

Summary of share-based compensation expense

	Year ended December 31,
	2017	2016	2015

	USD in thousands

Research and Development	491	--	--
Marketing and Sales	443	--	--
General and administrative	1,521	405	--
Total share-based compensation expense	2,455	405	--